UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 26 Strawberry Hill Ave, PH-D

         Stamford, CT   06902

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203-917-3600

Signature, Place, and Date of Signing:

     Christine Glick     Stamford, CT     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $34,001 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE COMPUTER INC             COM              037833100     6290   109825 SH       SOLE                   109825        0        0
BLOCKBUSTER INC                CL A             093679108     5478  1100000 SH       SOLE                  1100000        0        0
COMCAST CORP NEW               CL A             20030N101     4093   125000 SH       SOLE                   125000        0        0
GENCORP INC                    COM              368682100     5057   315500 SH       SOLE                   315500        0        0
NOVATEL INC                    COM              669954109      385    11265 SH       SOLE                    11265        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     1727    53600 SH       SOLE                    53600        0        0
SPRINT NEXTEL CORP             COM FON          852061100     5657   283000 SH       SOLE                   283000        0        0
WALGREEN CO                    COM              931422109     5314   118500 SH       SOLE                   118500        0        0